PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 27, 2021
IfrsStatementLineItems [Line Items]
Equity interest held by non-controlling interests	49.00%	49.00%	49.00%		100.00%
Dividends paid to non-controlling interests			¥ (4,900)
Shanghai Onway [Member]
IfrsStatementLineItems [Line Items]
Profit/(loss) for the year allocated to non-controlling interests	$ 337	¥ 2,327	(6,819)	¥ (1,415)
Dividends paid to non-controlling interests			4,900
Accumulated balances of non-controlling interest	$ 15,900	¥ 109,680	¥ 107,353	¥ 119,072